S000008909 [Member] Annual Fund Operating Expenses - Western Asset Select Tax Free Reserves	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Select
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.18%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.05%	[2]
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	2.36%
Fee Waiver or Reimbursement	(2.13%)	[1]
Net Expenses (as a percentage of Assets)	0.23%
C000091744 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	2.77%	[3]
Expenses (as a percentage of Assets)	3.22%
Fee Waiver or Reimbursement	(2.82%)	[1]
Net Expenses (as a percentage of Assets)	0.40%

[1]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.18% for Select Shares, 0.23% for Investor Shares, and 0.40% for Administrative Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[2]
Investor Shares may pay a fee of up to 0.10% of average daily net assets pursuant to the Fund’s Rule 12b‑1 plan. The Board has determined that, until December 31, 2026, such payments shall not exceed 0.05% of the class’ average daily net assets. This arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[3]	Other expenses for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.